Equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of equity [Abstract]
Disclosure of detailed information about share capital, reserves and other equity interest [text block]
The following is the composition of the Group’s reserves as of December 31, 2017 and 2016:

	2017	2016
Legal reserve	1,426,151	1,269,680
Fiscal and statutory reserves	512,632	289,164
Occasional reserves	239,086	-
Total	2,177,869	1,558,844

Disclosure of detailed information about balance and breakdown of changes in equity reserves [Text Block]
The movement of equity reserves is the following for the years ended December 31, 2017 and 2016:

	2017	2016
Opening balance	1,558,844	5,546,570
Release of reserves	(289,164)	(406,983)
Allocation to reserves	908,189	289,164
Legal reserve used to offset previous year loss (Note 24.4)	-	(3,869,907)
Closing balance	2,177,869	1,558,844

Disclosure of detailed information about balance and breakdown of changes in retained earnings [Text Block]
The following is the balance and movement of retained earnings as of December 31, 2017 and 2016:

	2017	2016
Opening balance	(402,462)	(6,814,432)
Profit attributable to owners of Ecopetrol’s shareholders	7,178,539	2,447,881
Release of reserves	289,164	406,983
Allocation to reserves	(908,189)	(289,164)
Dividends declared (1)	(945,684)	-
Legal reserve used to offset previous year loss (2)	-	3,869,907
Other movements	(1,066)	(23,637)
Closing balance	5,210,302	(402,462)

(1)
The Company distributes dividends based on its separate annual financial statements, prepared under International Financial Reporting Standards accepted in Colombia (NCIF, by its acronym in Spanish). The Ordinary General Shareholders' Meeting, held on March 31, 2017, approved the proposal for profit distribution proposal for 2016 and set the distribution of dividends of COP$945,684.

Dividends paid in 2017 attributable to the shareholders of Ecopetrol S.A. amounted to COP$945,661 (2016 - COP$690,177) and those of the non-controlling interest of subsidiary companies to COP $ 558,986 (2016 - COP$1,022,121).

(2)
The Ordinary General Meeting of Shareholders, held on March 31, 2016, approved the proposal for profit distribution, which established that there would be no distribution for the year 2015, given the net loss occurred in that year; in addition, the shareholders voted to use the legal reserve to offset this loss, as permitted by the Article 456 of the Colombian Code of Commerce. The amount of losses offset by releases from the legal reserve after tax and mandatory allocations amounted to COP$3,869,907.

Disclosure of analysis of other comprehensive income by item [text block]
The following is the composition of the other comprehensive income attributable to the shareholders of the parent company, Ecopetrol S.A., net tax as of December 31, 2017 and 2016:

	2017	2016
Actuarial gain on defined benefit plans	(553,091)	994,953
Gain (loss) on equity instruments measured at fair value (1)	-	7,828
Cash flow hedges for future exports (Note 30.2.2)	159,295	244,131
Hedge of a net investment in a foreign operation (Note 30.2.3)	(97,362)	(155,359)
Cash flow hedge with derivative instruments	6,942	(19,042)
Others	-	11,817
Foreign currency translation	7,883,231	8,138,382
	7,399,015	9,222,710

(1)
During 2016 the Group reclassified to the statement of profit or loss COP$68,497 (2015 - COP$19,405) arising from the realization of accumulated fair value gains on equity of assets available for sale - Empresa de Energía de Bogotá and Interconexión Eléctrica S.A.

Disclosure of earnings per share [text block]
	2017	2016	2015
Profit (loss) attributable to Ecopetrol’s shareholders	7,178,539	2,447,881	(7,193,859)
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690	41,116,694,690
Net basic earnings (loss) per share (Colombian pesos)	174.6	59.5	(175.0)